Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of accounts receivable, net
	As of June 30,
	2019	2018
Trade accounts receivable	$19,345,329	$16,419,182
Less: allowance for doubtful accounts	(81,745)	(151,347)
Accounts receivable, net	$19,263,584	$16,267,835

Schedule of allowance for doubtful accounts
	As of June 30,
	2019	2018
Balance at the beginning of the year	$151,347	$109,117
(Reversal of) Provision for doubtful accounts	(65,076)	134,021
Write off of doubtful accounts	-	(93,767)
Foreign currency translation adjustments	(4,526)	1,976
Balance at the end of the year	$81,745	$151,347